Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 53,200	$ 32,455
Borrowings	41,045	57,023
Total borrowings	94,245	89,478
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	336	4,506
Borrowings	41,045	35,072
Total borrowings	$ 41,381	$ 39,578
Percent of current borrowings	0.00%	5.00%
Percent of non-current borrowings	45.00%	39.00%
Percent of total loans	45.00%	44.00%